Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 25,598	$ 24,776	$ 17,914
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments, net	8,125	(8,217)	10,134
Unrealized gains (losses) from available-for-sale securities	95	(36)	(4)
Gain reclassified into earnings from marketable securities			(94)
Total other comprehensive income (loss), net of tax	8,220	(8,253)	10,036
Total comprehensive income	33,818	16,523	27,950
Comprehensive income attributable to redeemable non-controlling interests	5,106	1,649	4,007
Comprehensive income attributable to non-controlling interests	2,645	1,200	990
Comprehensive income attributable to Magic Software Enterprises' shareholders	$ 26,067	$ 13,674	$ 22,953